Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of income tax recovery recognized in net loss from continuing and discontinued operations

	December 31,	December 31,
	2025	2024
Current tax expense	$—	$—
Deferred tax expense / (recovery)	380,170	(293,969)
Income tax expense / (recovery) from continuing operations	$380,170	$(293,969)

	December 31,	December 31,
	2025	2024
Current tax expense	$—	$—
Deferred tax expense / (recovery)	(380,170)	293,969
Income tax expense / (recovery) from discontinued operations	$(380,170)	$293,969

Schedule of income tax expense (recovery) from continuing operations differs from the amount that would result from applying the federal and principal income tax rates to the loss before income tax

	December 31,	December 31,
	2025	2024
Loss from continuing operations before income taxes	$(6,463,640)	$(1,151,073)
Statutory tax rate	27.0%	23.0%
Expected income tax recovery based on statutory rate	(1,745,183)	(264,747)
Adjustments to expected income tax recovery:
Change in unrecognized deferred tax assets	1,683,852	(502,818)
Non-deductible foreign exchange	(108,239)	395,485
Share-based compensation and other non-deductible items	549,740	78,111
Income tax recovery from continuing operations	$380,170	$(293,969)

Schedule of movement of deferred taxes for continuing and discontinued operations

The following table summarizes the movement of deferred taxes for continuing operations:

	December 31,	Recognized in	December 31,
	2024	profit or loss	2025
Royalty and streaming interests	$—	$(668,153)	$(668,153)
Non-capital losses	380,170	287,983	668,153
	$380,170	$(380,170)	$—

	December 31,	Recognized in	December 31,
	2023	profit or loss	2024
Non-capital losses	$86,201	$293,969	$380,170

The following table summarizes the movement of deferred taxes for discontinued operations:

	December 31,	Recognized in	December 31,
	2024	profit or loss	2025
Royalty and streaming interests	$(380,170)	$380,170	$—

	December 31,	Recognized in	December 31,
	2023	profit or loss	2024
Royalty and streaming interests	$(86,201)	$(293,969)	$(380,170)

Schedule of composition of the Company's deductible temporary differences

	December 31,	December 31,
	2025	2024
Royalty and streaming interests	$—	$1,293,055
Non-capital losses	2,263,265	1,674,700
Share issuance costs	188,650	18,443
	$2,550,915	$2,986,198